Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS

NOTE 5 – GOODWILL AND OTHER INTANGIBLE ASSETS

a.	Definite-lived intangible assets:

	December 31,
	2 0 2 1	2 0 2 0
	U.S. dollars in thousands
Core technology	$312	$312
Customer relationships	545	545
	857	857
Less – accumulated amortization	(348)	(217)
	509	640
Functional currency translation adjustments	13	62
Total intangible assets, net	$522	$702

b.	Goodwill

	Billing and related services	Messaging	Total
	U.S. dollars in thousands

Balance as of January 1, 2020	$5,430	$2,480	$7,910
Changes during the year ended December 31, 2020:
Functional currency translation adjustments	-	229	229
Balance as of December 31, 2020	$5,430	$2,709	$8,139
Changes during the year ended December 31, 2021:
Functional currency translation adjustments	-	(210)	(210)
Balance as of December 31, 2021	$5,430	$2,499	$7,929